UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Edward Banas,

2211 North First Street,

San Jose,

California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2008

Item 1.	Reports to Stockholders.

Attached is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/08 to 6/30/08)
PayPal Money Market Fund
Actual	$1,000.00	$1,015.50	0.36%	$1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.36	1.81

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$917,539,699

Total Assets	917,539,699

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	186,032
Distribution to shareholders	1,555,747
Accrued trustees’ fees	3,925
Accrued expenses	18,133

Total Liabilities	1,763,837

NET ASSETS	$915,775,862

Net assets consist of:
Paid-in capital	$915,762,974
Undistributed net realized gain	12,888

NET ASSETS	$915,775,862

Shares outstanding	915,762,766

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$16,686,155
Expenses (a)	(336,508)

Net investment income allocated from Master Portfolio	16,349,647

FUND EXPENSES (Note 2)
Management fees	4,800,218
Trustees’ fees	9,949
Compliance fees	11,527
Insurance	6,006

Total fund expenses	4,827,700
Fees and expenses reimbursed by PPAM (Note 2)	(3,456,156)

Total net expenses	1,371,544

Net investment income	14,978,103

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	11,688

Net gain on investments	11,688

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,989,791

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $149,156.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,978,103	$46,596,491
Net realized gain	11,688	1,387

Net increase in net assets resulting from operations	14,989,791	46,597,878

Distributions to shareholders:
From net investment income	(14,978,103)	(46,607,471)

Total distributions to shareholders	(14,978,103)	(46,607,471)

Capital share transactions (Note 3):
Proceeds from shares sold	2,585,835,405	4,954,429,032
Net asset value of shares issued in reinvestment of dividends and distributions	16,963,097	46,623,195
Cost of shares redeemed	(2,683,139,146)	(4,841,263,842)

Net increase (decrease) in net assets resulting from capital share transactions	(80,340,644)	159,788,385

Increase (decrease) in net assets	(80,328,956)	159,778,792
NET ASSETS:
Beginning of period	996,104,818	836,326,026

End of period	$915,775,862	$996,104,818

SHARES ISSUED AND REDEEMED:
Shares sold	2,585,835,405	4,954,429,032
Shares issued in reinvestment of dividends and distributions	16,963,097	46,623,195
Shares redeemed	(2,683,139,146)	(4,841,263,842)

Net increase (decrease) in shares outstanding	(80,340,644)	159,788,385

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Six months ended Jun. 30, 2008 (Unaudited)		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.05	0.03	0.01		0.01
Net realized and unrealized gain	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)

Total from investment operations	0.02		0.05	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Total distributions	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return	1.55	%(b)	5.10%	4.88%	3.27%	1.37%		1.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$915,776		$996,105	$836,326	$463,147	$221,052		$200,872
Ratio of expenses to average net assets(c)	0.36%		0.36%	0.33%	0.08%	0.08%		0.11%
Ratio of expenses to average net assets prior to waived fees(c)	1.11%		1.11%	1.11%	1.22%	1.93%		1.91%
Ratio of net investment income to average net assets(c)	3.12%		4.98%	4.81%	3.34%	1.37%		1.14%
Ratio of net investment income (loss) to average net assets prior to waived fees(c)	2.37%		4.23%	4.03%	2.20%	(0.48	) %	(0.66	) %

(a)	Rounds to less than $0.01 or 0.01%.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (2.94% as of June 30, 2008).

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, use of amortized cost, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of June 30, 2008, Level 1 inputs such as the availability of daily valued and quoted prices were used in valuing the Fund’s investment in the Master Portfolio.

The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2008.

As of December 31, 2007, the component of Distributable Earnings on a tax basis was Undistributed Ordinary Income in the amount of $1,200.

The tax character of distributions paid during 2007 and 2006 for the Fund was as follows: ordinary income of $46,607,471 and $32,570,189 for the Money Market Fund, respectively.

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors (“BGFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through April 30, 2009, BGFA has agreed to reduce its fee to 0.07%. There can be no assurance that BGFA will extend the expense limitation beyond such time.

PPAM and Barclays Global Investors N.A. (“BGI”), the parent company of BGFA, have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.35%. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $3,456,156 or 0.36% of the Fund’s average daily net assets for the six months ended June 30, 2008.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2007 through June 30, 2008. The Fund filed a Form N-PX, for the twelve months ended June 30, 2008, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PAYPAL MONEY MARKET FUND

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

At a meeting held on February 26, 2008, the Board, including a majority of Independent Trustees, meeting in person, approved the continuation of the Advisory Agreement for an additional period of 12 months commencing March 1, 2008.

In approving the continuation of the Advisory Agreement, the Board had before it information that allowed the Trustees to evaluate the experience of the Adviser’s key personnel, the quality of services the Adviser has provided and is expected to provide to the Fund, and the compensation proposed to be paid to the Adviser including related expense information. The Board also considered detailed information regarding the performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third-party provider. The Independent Trustees also discussed the proposed continuance in a private session at which no representatives of the Adviser were present. In reaching their determinations relating to continuance of the Advisory Agreement with respect to the Fund, the Trustees considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee could have attributed different weights to the various factors.

In approving the continuation of the Advisory Agreement, the Trustees considered several factors in respect of the advisory fee level specified in the Advisory Agreement, as follows:

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the advisory and other services provided to the Fund by the Adviser. The Advisory services relate largely to the selection of the Master Portfolio and the ongoing monitoring of its investment performance. Other services provided by the Adviser to the Fund include compliance, transfer agency and administrative services not provided by outside service providers. The Board noted the absence of serious compliance issues and the responsiveness of the Adviser with respect to any problems that do occur, particularly given the complexity of the transfer agency and account issues that can exist. The Independent Trustees further noted the accessibility of the Adviser to the Board. The Board noted that the Fund is the Adviser’s only advisory client. The Board and the Independent Trustees concluded that the nature, extent and quality of the services provided by the Adviser are of a satisfactory quality and have benefited and will continue to benefit the Fund and its shareholders.

INVESTMENT RESULTS

The Board considered the investment results of the Fund in light of its investment objective. It compared the Fund’s total returns with the total returns of other money market mutual funds in peer group reports prepared by an independent data provider, with respect to various periods. The Board noted that the Fund’s performance was outstanding over the relevant periods, some of which resulted from the very low expenses charged by the Adviser as a result of substantial waivers. Even with the higher fee charged by the Adviser for more recent periods, the performance of the Fund remains very good. The Board concluded that the Adviser was implementing the Fund’s investment objective and the Adviser’s continued management should benefit the Fund and its shareholders.

ADVISORY FEES AND TOTAL EXPENSES

The Board compared the advisory fees and total expenses of the Fund (as a percentage of average net assets) with the median fee and expense levels of other mutual funds in the relevant peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess the Fund’s fees relative to its relevant peers. The Board noted that one of the ongoing justifications for a contractual advisory fee that is higher than some peer group funds is the absence of a minimum account size and the available services without any minimum account size, which normally would be a higher expense for another company’s money market mutual fund to provide. The consensus of the Board was that, even at the full contractual rate, the advisory fee would not appear outside the range of money market advisory fees, even through the relative performance of the Fund would suffer. The Board further noted the relevant contractual and additional voluntary expense limitations that the Adviser has agreed to with respect to the Fund and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the level of the fees charged by the Adviser benefit the Fund and its shareholders.

THE ADVISER’S COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Independent Trustees reviewed information regarding the Adviser’s internal and external costs of providing services to the Fund. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs. They accepted the Adviser’s assertion that the proposed fee level reflecting the contractual and voluntary limits results in a very small profit for the Adviser at the Fund’s current size. This is based on the costs involved with the mutual fund business and the Fund’s unique characteristics such as having no minimum account size and the high level of accessibility of a shareholder’s assets in the Fund for transactions through PayPal. The Adviser discussed its substantially increased technology costs in recent years. The Independent Trustees also accepted the Adviser’s assertion that its cumulative profitability for the Fund is substantially negative and would remain so until such time (if ever) the expense limitation is set at a level that provides for some amount of profit for the Adviser. Based on their review, the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable or excessive.

The independent Board members considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects those economies of scale. They realized that the advisory fee for the Fund does not have breakpoints, which would result in lower advisory fee rates as the Fund grows larger. The Board also recognized the benefits to the Fund of the Adviser’s past investment in the Fund’s operations (through past subsidies of the Fund’s operating expenses when it was newer and smaller), and its commitment to maintain reasonable overall operating expenses for the Fund. The Independent Trustees expect that the Fund may enjoy economies of scale from further growth and will monitor the levels of the Adviser’s profitability accordingly.

ANCILLARY BENEFITS

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Funds, but that PayPal and eBay may benefit indirectly from the availability of the Fund to users of those services.

CONCLUSIONS

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security			Face Amount	Value
CERTIFICATES OF DEPOSIT — 10.59%
Abbey National Treasury Services PLC
2.87%, 04/20/09			$300,000,000	$300,023,725
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09			250,000,000	250,017,036
Bank of Nova Scotia
3.00%, 01/29/09			175,000,000	174,943,036
Branch Banking & Trust
2.81%, 11/07/08			100,000,000	100,003,508
Chase Bank USA N.A.
2.75%, 01/28/09			500,000,000	500,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08			275,000,000	275,000,000
DnB NOR Bank ASA
2.84%, 12/08/08			165,000,000	165,000,000
Rabobank Nederland NV
2.54%, 08/22/08			100,000,000	100,005,741
Royal Bank of Scotland NY
2.40%, 07/03/08			70,000,000	69,999,392
2.62%, 08/22/08			150,000,000	150,004,264
2.64%, 04/09/09			125,000,000	125,004,768
Societe Generale NY
4.51%, 11/21/08			75,000,000	75,002,849
SunTrust Banks Inc.
2.45%, 07/01/08			250,000,000	250,000,000
Toronto-Dominion Bank (The)
2.65%, 04/13/09			175,000,000	175,000,000
UniCredito Italiano NY
2.85%, 08/25/08			125,000,000	125,000,948
2.95%, 12/08/08			165,000,000	165,003,612
US Bank N.A.
2.82%, 08/15/08			150,000,000	150,000,000
Wachovia Bank N.A.
2.60%, 03/12/09			150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $3,300,008,879)				3,300,008,879

Security			Face Amount	Value
COMMERCIAL PAPER — 38.29%
Allied Irish Banks
2.58%, 03/05/09			250,000,000	245,574,584
Amstel Funding Corp.
2.85%, 07/07/08	(a	)	178,000,000	177,915,450
2.95%, 07/23/08	(a	)	125,000,000	124,774,653
3.00%, 07/18/08	(a	)	150,000,000	149,787,500
Amsterdam Funding Corp.
2.55%, 07/03/08	(a	)	75,000,000	74,989,375
2.62%, 07/14/08	(a	)	250,000,000	249,763,472
Bank of Scotland
2.75%, 08/07/08			200,000,000	199,434,722
Barton Capital Corp.
2.55%, 07/11/08	(a	)	196,448,000	196,308,849
CAFCO LLC
2.55%, 07/15/08	(a	)	25,000,000	24,975,208
2.70%, 08/20/08	(a	)	250,000,000	249,062,500
Cancara Asset Securitisation Ltd.
2.63%, 08/14/08	(a	)	58,000,000	57,813,562
2.63%, 08/18/08	(a	)	192,000,000	191,326,720

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

2.65%, 08/04/08	(a	)	100,000,000	99,749,722
2.65%, 08/05/08	(a	)	200,000,000	199,484,722
2.75%, 08/15/08	(a	)	125,000,000	124,570,313
2.80%, 07/11/08	(a	)	100,000,000	99,922,222
2.80%, 09/16/08	(a	)	200,000,000	198,802,222
2.82%, 07/22/08	(a	)	100,000,000	99,835,500
Chariot Funding LLC
2.50%, 07/09/08	(a	)	131,764,000	131,690,798
2.50%, 07/11/08	(a	)	188,858,000	188,726,849
2.50%, 07/21/08	(a	)	163,358,000	163,131,114
2.60%, 07/15/08	(a	)	150,000,000	149,848,333
2.65%, 08/19/08	(a	)	150,000,000	149,458,958
Charta LLC
2.53%, 07/22/08	(a	)	125,000,000	124,815,521
2.54%, 07/30/08	(a	)	200,000,000	199,590,778
CRC Funding LLC
2.52%, 07/22/08	(a	)	300,000,000	299,559,000
2.53%, 07/22/08	(a	)	125,000,000	124,815,521
Edison Asset Securitization LLC
2.86%, 08/05/08	(a	)	150,000,000	149,582,917
Falcon Asset Securitization Co. LLC
2.55%, 07/11/08	(a	)	101,408,000	101,336,169
2.65%, 08/20/08	(a	)	225,000,000	224,171,875
2.70%, 07/03/08	(a	)	101,000,000	100,984,850
2.70%, 07/08/08	(a	)	125,914,000	125,847,895
General Electric Capital Corp.
3.65%, 10/10/08			175,000,000	173,207,952
3.92%, 10/03/08			275,000,000	272,185,222
4.39%, 08/25/08			140,000,000	139,061,027
General Electric Capital Services Inc.
3.65%, 10/10/08			100,000,000	98,975,972
4.39%, 08/25/08			140,000,000	139,061,027
Grampian Funding LLC
2.73%, 08/11/08	(a	)	145,000,000	144,549,171
2.73%, 08/18/08	(a	)	168,000,000	167,388,480
2.75%, 07/10/08	(a	)	100,000,000	99,931,250
2.80%, 07/31/08	(a	)	260,000,000	259,393,333
Jupiter Securitization Corp.
2.43%, 07/08/08			151,555,000	151,483,390
2.50%, 07/21/08	(a	)	101,572,000	101,430,928
2.55%, 08/21/08	(a	)	100,000,000	99,638,750
2.65%, 08/20/08	(a	)	100,000,000	99,631,944
2.70%, 07/08/08	(a	)	125,914,000	125,847,895
Kitty Hawk Funding Corp.
2.45%, 07/11/08	(a	)	115,372,000	115,293,483
2.47%, 07/18/08	(a	)	188,983,000	188,762,572
Nationwide Building Society
2.95%, 08/01/08			150,000,000	149,618,959
Park Avenue Receivables Corp.
2.40%, 07/07/08	(a	)	100,562,000	100,521,775
2.55%, 07/15/08	(a	)	100,000,000	99,900,833
2.58%, 09/03/08	(a	)	80,000,000	79,633,067
2.65%, 08/19/08	(a	)	100,000,000	99,639,306
2.70%, 07/02/08	(a	)	111,578,000	111,569,632
Ranger Funding Co. LLC
2.65%, 08/21/08	(a	)	488,371,000	486,537,574
2.67%, 07/25/08	(a	)	125,000,000	124,777,500
Regency Markets No. 1 LLC
2.60%, 07/11/08	(a	)	100,000,000	99,927,778
2.72%, 08/15/08	(a	)	136,137,000	135,674,134
Royal Bank of Scotland

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

2.87%, 08/01/08			150,000,000	149,629,292
Solitaire Funding Ltd.
2.60%, 07/10/08	(a	)	145,000,000	144,905,750
Thames Asset Global Securitization No. 1 Inc.
2.58%, 07/09/08	(a	)	160,741,000	160,648,842
2.75%, 07/07/08	(a	)	200,000,000	199,908,333
2.78%, 08/15/08	(a	)	100,000,000	99,652,500
2.80%, 07/17/08	(a	)	150,000,000	149,813,334
2.80%, 08/07/08	(a	)	160,000,000	159,539,555
Ticonderoga Master Funding Ltd.
2.50%, 07/08/08	(a	)	175,000,000	174,914,931
Tulip Funding Corp.
2.70%, 07/17/08	(a	)	150,000,000	149,820,000
2.75%, 07/15/08	(a	)	82,008,000	81,920,297
UniCredito Italiano Bank (Ireland) PLC
2.91%, 09/04/08			100,000,000	99,474,583
Variable Funding Capital Corp.
2.55%, 08/20/08	(a	)	110,000,000	109,610,417
2.60%, 09/04/08	(a	)	100,000,000	99,530,556
2.87%, 07/18/08	(a	)	125,000,000	124,830,590
Westpac Banking Corp.
2.62%, 03/06/09			250,000,000	245,487,778
Westpac Securities NZ Ltd.
2.52%, 03/09/09			200,000,000	196,486,000
Windmill Funding Corp.
2.57%, 07/10/08	(a	)	200,000,000	199,871,500
2.57%, 07/22/08	(a	)	250,000,000	249,625,208
2.70%, 08/14/08	(a	)	145,000,000	144,521,500
Yorktown Capital LLC
2.67%, 07/24/08	(a	)	130,973,000	130,749,582

TOTAL COMMERCIAL PAPER (Cost: $11,932,235,376)				11,932,235,376

Security			Face Amount	Value
MEDIUM-TERM NOTES — 5.32%
Federal Home Loan Bank
2.70%, 03/17/09			250,000,000	250,000,000
Federal National Mortgage Association
2.30%, 12/18/08			330,000,000	326,415,833
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09	(b	)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09			300,000,000	300,000,000
2.70%, 09/08/08			150,000,000	150,000,000
2.75%, 01/05/09			330,000,000	330,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $1,656,415,833)				1,656,415,833

Security			Face Amount	Value
REPURCHASE AGREEMENTS — 19.82%
Banc of America Securities LLC Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $40,002,778 (collateralized by U.S. government obligations, value $40,800,000, 5.50% to 6.00%, 6/1/33 to 3/1/37).			40,000,000	40,000,000
Bank of America N.A. Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $90,006,250 (collateralized by U.S. government obligations, value $91,800,000, 5.00% to 5.50%, 3/1/35 to 7/1/35).			90,000,000	90,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Bank of America N.A. Tri-Party 2.72%, dated 6/30/08, due 7/1/08, maturity value $465,035,133 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).			465,000,000	465,000,000
Bank of America N.A. Tri-Party 2.72%, dated 6/30/08, due 7/1/08, maturity value $485,036,644 (collateralized by non-U.S. government debt securities, value $533,500,000, 0.00% to 10.00%, 2/23/36).			485,000,000	485,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $300,022,083 (collateralized by non-U.S. government debt securities, value $314,309,606, 2.55% to 8.81%, 3/15/10 to 9/20/51).			300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $1,040,076,556 (collateralized by non-U.S. government debt securities, value $1,071,206,199, 3.12% to 9.82%, 7/15/08 to 6/15/38).			1,040,000,000	1,040,000,000
Credit Suisse First Boston Tri-Party 2.75%, dated 6/30/08, due 7/1/08, maturity value $175,013,368 (collateralized by non-U.S. government debt securities, value $180,251,475, 4.10% to 8.00%, 6/8/09 to 12/15/38).			175,000,000	175,000,000
Goldman Sachs & Co. Tri-Party 2.83%, dated 6/30/08, due 9/3/08, maturity value $150,766,458 (collateralized by non-U.S. government debt securities, value $156,919,105, 0.00% to 10.00%, 5/15/09 to 2/15/51).	(b	)	150,000,000	150,000,000
Goldman Sachs Group Inc. (The) Tri-Party 2.40%, dated 6/30/08, due 7/1/08, maturity value $150,010,000 (collateralized by U.S. government obligations, value $154,500,000, 0.00% to 3.53%, 7/25/18 to 8/25/37).			150,000,000	150,000,000
Goldman Sachs Group Inc. (The) Tri-Party 2.68%, dated 6/30/08, due 7/1/08, maturity value $730,054,344 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $745,702,435, 0.00% to 8.94%, 8/25/08 to 3/14/51).			730,000,000	730,000,000
HSBC Securities Inc. Tri-Party 2.58%, dated 6/30/08, due 7/1/08, maturity value $100,007,167 (collateralized by non-U.S. government debt securities, value $105,002,861, 0.00% to 9.50%, 10/1/23 to 4/1/47).			100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $125,009,028 (collateralized by non-U.S. government debt securities, value $131,251,997, 0.31% to 6.47%, 6/15/17 to 7/25/46).			125,000,000	125,000,000
J.P. Morgan Securities Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $150,010,833 (collateralized by non-U.S. government debt securities, value $154,503,224, 2.96% to 9.86%, 2/17/09 to 11/2/49).			150,000,000	150,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $250,018,056 (collateralized by U.S. government obligations, value $255,001,636, 5.50% to 6.00%, 10/1/35 to 5/1/38).			250,000,000	250,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $200,014,722 (collateralized by non-U.S. government debt securities, value $206,003,795, 5.63% to 8.63%, 2/15/11 to 5/29/67).			200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.75%, dated 6/30/08, due 7/1/08, maturity value $100,007,639 (collateralized by non-U.S. government debt securities, value $105,000,749, 2.25% to 9.79%, 1/25/11 to 9/25/47).			100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.00%, dated 6/30/08, due 7/7/08, maturity value $285,166,250 (collateralized by non-U.S. government debt securities, value $299,250,166, 0.01% to 8.86%, 8/20/09 to 10/20/27).			285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 2.90%, dated 6/30/08, due 7/1/08, maturity value $100,008,056 (collateralized by non-U.S. government debt securities, value $105,004,751, 4.50% to 7.80%, 2/1/15 to 1/1/48).			100,000,000	100,000,000
Morgan Stanley Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $300,022,083 (collateralized by non-U.S. government debt securities, value $315,375,643, 2.58% to 9.03%, 11/1/08 to 1/15/49).			300,000,000	300,000,000
Morgan Stanley Tri-Party 2.96%, dated 6/30/08, due 9/30/08 maturity value $342,571,911 (collateralized by non-U.S. government debt securities, value $357,140,799, 0.00% to 10.00%, 7/1/08 to 6/30/38).	(b	)	340,000,000	340,000,000
Wachovia Capital Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $600,044,167 (collateralized by non-U.S. government debt securities, value $630,000,001, 0.00% to 10.00%, 10/15/17 to 2/15/51).			600,000,000	600,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $6,175,000,000)				6,175,000,000

Security			Face Amount	Value
TIME DEPOSITS — 0.57%
Societe Generale
2.50%, 07/01/08			178,626,000	178,626,000

TOTAL TIME DEPOSITS (Cost: $178,626,000)				178,626,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security			Face Amount	Value
VARIABLE & FLOATING RATE NOTES — 25.21%
Allstate Life Global Funding II
2.51%, 10/27/08	(a	)	140,000,000	140,008,100
2.52%, 11/07/08	(a	)	82,000,000	82,007,417
2.53%, 11/14/08	(a	)	65,000,000	65,008,629
2.56%, 11/15/08	(a	)	80,000,000	80,016,037
Allstate Life Global Funding Trusts
2.48%, 09/04/08			125,000,000	124,980,336
2.51%, 09/26/08			64,500,000	64,470,547
2.74%, 12/08/08			16,250,000	16,243,504
American Express Bank FSB
2.50%, 06/12/09			50,000,000	49,659,334
American Express Credit Corp.
2.48%, 10/17/08			5,000,000	4,995,091
ANZ National (International) Ltd. London Branch
2.46%, 09/05/08	(a	)	75,000,000	75,000,000
ASIF Global Financing
2.51%, 10/22/08	(a	)	75,000,000	74,999,408
Australia & New Zealand Banking Group Ltd.
2.51%, 10/22/08	(a	)	100,000,000	100,004,381
Bank of America N.A.
3.21%, 07/02/09			225,000,000	225,000,000
Bank of Ireland
2.47%, 08/18/08	(a	)	70,000,000	70,000,437
2.49%, 09/19/08	(a	)	145,000,000	144,992,575
2.67%, 09/12/08	(a	)	65,000,000	65,000,000
Bank of Scotland PLC
2.45%, 10/08/08	(a	)	91,700,000	91,623,423
BBVA US Senior SA Unipersonal
2.79%, 04/17/09	(a	)	50,000,000	49,841,080
BMW US Capital LLC
2.45%, 09/04/08	(a	)	30,000,000	30,000,156
2.51%, 11/14/08	(a	)	200,000,000	200,017,303
Commonwealth Bank of Australia
2.50%, 09/23/08	(a	)	50,000,000	50,002,427
Credit Agricole SA
2.91%, 08/22/08	(a	)	100,000,000	99,998,766
DEPFA Bank PLC
2.84%, 07/14/08			200,000,000	200,001,478
Dexia Credit SA NY
2.43%, 09/29/08			17,100,000	17,085,707
Fifth Third Bancorp
2.49%, 08/22/08	(a	)	200,000,000	200,004,276
Florida Heart Group PA/Florida Heart Group Holdings
2.58%, 07/03/08			10,325,000	10,325,000
General Electric Capital Corp.
2.50%, 04/24/09			60,000,000	60,001,643
Granite Master Issuer PLC Series 2005-3 Class A
2.48%, 08/20/08	(a	)	375,000,000	375,000,000
Guiding Light Church
2.58%, 07/03/08			9,565,000	9,565,000
Hartford Life Global Funding Trust
2.53%, 11/15/08			100,000,000	100,009,962
ING Bank NV
3.16%, 06/17/09	(a	)	325,000,000	325,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

ING USA Annuity & Life Insurance Co.
3.13%, 01/12/09	(b	)	235,000,000	235,000,000
Jordan Brick Co. Inc.
2.58%, 07/02/08			45,220,000	45,220,000
JPMorgan Chase & Co.
2.45%, 09/02/08			150,000,000	149,999,976
Kommunalkredit Austria AG
2.46%, 08/08/08	(a	)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
2.58%, 07/03/08			11,000,000	11,000,000
Lloyds TSB Group PLC
2.44%, 09/06/08	(a	)	54,400,000	54,377,526
2.66%, 10/06/08	(a	)	15,000,000	14,993,147
Marshall & Ilsley Bank
2.48%, 09/12/08			115,000,000	115,001,522
MassMutual Global Funding II
2.61%, 02/02/09	(a	)	125,000,000	125,000,000
MetLife Insurance Co. of Connecticut
2.80%, 08/18/08	(b	)	50,000,000	50,000,000
Metropolitan Life Global Funding I
2.48%, 08/21/08	(a	)	75,000,000	75,000,000
2.50%, 11/06/08	(a	)	150,000,000	150,016,774
2.57%, 09/12/08	(a	)	40,000,000	40,007,402
Metropolitan Life Insurance Co.
2.81%, 07/18/08	(b	)	25,000,000	25,000,000
Monumental Global Funding III
2.49%, 02/17/09	(a	)	5,000,000	4,978,308
2.79%, 08/29/08	(a	)	150,000,000	150,000,000
Natexis Banques Populaires
2.49%, 09/12/08			125,000,000	124,996,854
National City Bank (Ohio)
2.70%, 08/13/08			150,000,000	150,000,000
Nationwide Building Society
2.51%, 10/06/08	(a	)	165,000,000	165,019,509
2.88%, 10/27/08	(a	)	315,000,000	315,046,613
Natixis
2.73%, 09/08/08	(a	)	100,000,000	100,000,172
Nordea Bank AB
2.47%, 09/10/08	(a	)	225,000,000	225,004,265
Northern Rock PLC
2.53%, 08/01/08	(a	) (c)	190,000,000	190,006,716
Pricoa Global Funding I
2.48%, 08/27/08	(a	)	200,000,000	199,998,571
2.87%, 09/12/08	(a	)	10,000,000	9,997,648
2.96%, 06/12/09	(a	)	100,000,000	100,000,000
Royal Bank of Canada
2.44%, 09/05/08	(a	)	200,000,000	200,000,000
Santander US Debt SA Unipersonal
2.86%, 09/19/08	(a	)	10,000,000	9,987,284
Skandinaviska Enskilda Banken AB
2.50%, 09/17/08			150,000,000	150,002,947
Societe Generale
2.46%, 08/29/08	(a	)	30,000,000	30,000,000
Trap Rock Industries Inc.
2.58%, 07/03/08			17,840,000	17,840,000
Trinitas Hospital
2.58%, 07/03/08			14,675,000	14,675,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
2.48%, 07/17/08	(a	)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
2.50%, 07/17/08	(a	)	187,623,000	187,623,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Wachovia Bank N.A.
2.91%, 05/01/09			515,000,000	515,000,000
Wells Fargo & Co.
2.55%, 03/13/09	(a	)	50,000,000	50,010,695
3.55%, 05/01/09			164,900,000	164,947,027
Westpac Banking Corp.
2.70%, 08/14/08	(a	)	100,000,000	100,000,000
2.75%, 10/10/08			70,000,000	70,000,000
2.92%, 06/10/09			225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $7,855,885,973)				7,855,885,973

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $31,098,172,061)				31,098,172,061

Other Assets, Less Liabilities – 0.20%				62,281,372

NET ASSETS – 100.00%				$31,160,453,433

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(c)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

June 30, 2008

Asset Type	Value	% of Net Assets
Commercial Paper	$11,932,235,376	38.29%
Variable & Floating Rate Notes	7,855,885,973	25.21
Repurchase Agreements	6,175,000,000	19.82
Certificates of Deposit	3,300,008,879	10.59
Medium-Term Notes	1,656,415,833	5.32
Time Deposits	178,626,000	0.57
Other Net Assets	62,281,372	0.20

TOTAL	$31,160,453,433	100.00%

This table is not part of the financial statements.

Money Market Master Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$24,923,172,061
Repurchase agreements, at value and cost (Note 1)	6,175,000,000

Total investments	31,098,172,061
Cash	11
Receivables:
Interest	64,201,148

Total Assets	31,162,373,220

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,885,710
Accrued expenses:
Professional fees (Note 2)	28,358
Independent trustees’ fees (Note 2)	5,719

Total Liabilities	1,919,787

NET ASSETS	$31,160,453,433

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$552,894,094

Total investment income	552,894,094

EXPENSES (Note 2)
Investment advisory fees	16,228,714
Professional fees	30,871
Independent trustees’ fees	139,013

Total expenses	16,398,598
Less expense reductions (Note 2)	(5,038,498)

Net expenses	11,360,100

Net investment income	541,533,994

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(2,995,721)
Payment from affiliate (Note 2)	3,399,402

Net realized gain	403,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$541,937,675

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$541,533,994	$1,082,958,398
Net realized gain	403,681	42,548

Net increase in net assets resulting from operations	541,937,675	1,083,000,946

Interestholder transactions:
Contributions	24,050,846,582	66,603,193,729
Withdrawals	(24,924,734,602)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	(873,888,020)	23,484,437,943

Increase (decrease) in net assets	(331,950,345)	24,567,438,889
NET ASSETS:
Beginning of period	31,492,403,778	6,924,964,889

End of period	$31,160,453,433	$31,492,403,778

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, use of amortized cost, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments, as of June 30, 2008:

Investments in Securities

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Money Market Master Portfolio	$—	$31,098,172,061	$—	$31,098,172,061

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2008, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

The Master Portfolio adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolio’s financial statements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2008, BGFA waived and/or credited investment advisory fees in the amount of $5,038,498 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Ratio of expenses to average net assets (a)	0.07%		0.07%	0.08%	0.05%	0.05%	0.10%
Ratio of expenses to average net assets prior to expense reductions (a)	0.10%		0.10%	0.10%	0.10%	0.10%	n/a
Ratio of net investment income to average net assets (a)	3.34%		5.23%	4.99%	3.27%	1.40%	1.15%
Total return	1.69	% (b) (c)	5.40%	5.13%	3.28%	1.39%	1.16%

(a)	Annualized for periods of less than one year.

(b)	Not annualized.

(c)	For the six months ended June 30, 2008, 0.01% of the total return consists of purchases of securities by BGFA for prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 1.68%.

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (an “Advisory Contract”) on behalf of Money Market Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

MASTER PORTFOLIO’S EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIO

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising of the Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended

December 31, 2007, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising of the Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Institutional Money Market Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally lower than the advisory fee rates of the funds in their Lipper Expense Groups. The Board also noted that overall expenses for the Master Portfolio were generally lower than the overall expenses for the funds in its Lipper Expense Group, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for the Master Portfolio during the year ended December 31, 2007 and BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, from May 1, 2008 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIO AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolio and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolio’s operations for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolio. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset level. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset level of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to the Master Portfolio while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset level of the Master Portfolio increases. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other investment companies registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolio and the collective funds under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Master Portfolio’s Advisory Contract was within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rate for the Master Portfolio and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that the Master Portfolio may, but generally do not, participate in securities lending activities and generally does not execute transactions with affiliated brokers, as does other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and the Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable to this semi-annual filing.

(a)	(2) Section 302 Certification letters are attached.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President

Date:	September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President

Date:	September 8, 2008

By:	/s/ Edward Banas
Edward Banas, Principal Financial Officer

Date:	September 8, 2008